FAIR VALUE MEASUREMENTS (Details) $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Oct. 23, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants		$ 101,392		$ 1,578	$ 101,392	$ 100,900
Cash proceeds from exercise of warrants	$ 82,000	$ 30,700	$ 82,000	$ 82,016	$ 30,692
Warrants outstanding | shares		13.4		3.9	13.4
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.50		0.50	0.50	0.50
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.413		1.123	0.413	0.458